Restricted Net Assets (Details) - Consolidated VIE and VIE's subsidiaries - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets
Required percentage of annual appropriations to general reserve fund	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%
General reserve fund	¥ 57,993,936	¥ 57,961,029
Share capital	244,212,177	244,217,537
Restricted net assets, including general reserve and registered capital	¥ 302,239,020	¥ 302,178,566